UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3657

DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2008 (Unaudited)

DWS New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 95.1%
New York 80.2%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project, Series A:
5.25%, 11/15/2027	1,000,000	763,030
5.75%, 11/15/2022	1,000,000	882,810
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, Prerefunded, 8.25%, 11/15/2030	2,000,000	2,248,220
Buffalo, NY, Core City General Obligation, Series A, 5.375%, 2/1/2016 (a)	1,020,000	1,054,966
Buffalo, NY, Other General Obligation, School Improvement, Series D, 5.5%, 12/15/2015 (a)	1,000,000	1,058,470
Chautauqua County, NY, County General Obligation, ETM, 7.3%, 4/1/2009 (a)	575,000	587,466
Erie County, NY, County General Obligation, Public Improvement, 6.125%, 1/15/2012 (a)	590,000	637,283

Erie County, NY, Public Improvements, Series A, 5.0%, 12/1/2017 (a)	2,615,000	2,705,557
Haverstraw-Stony Point, NY, Central School District, 5.0%, 10/15/2021 (a)	4,500,000	4,486,230
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	3,632,900
5.5%, 10/1/2037	2,500,000	1,842,550
Long Island, NY, Electric System Revenue, Power Authority:
Zero Coupon, 6/1/2012 (a)	10,000,000	8,793,100
Zero Coupon, 6/1/2014 (a)	2,115,000	1,681,108
Series D, 5.0%, 9/1/2023 (a)	5,000,000	4,634,600
Metropolitan Transportation Authority, NY, Revenue, Series A, 5.0%, 11/15/2022 (a)	1,575,000	1,479,886
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2013 (a)	1,050,000	1,170,540
6.0%, 3/1/2014 (a)	1,040,000	1,174,690
6.0%, 3/1/2015 (a)	1,250,000	1,425,475
6.0%, 3/1/2017 (a)	1,410,000	1,618,215
6.0%, 3/1/2018 (a)	1,130,000	1,293,850
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement, Amsterdam At Harborside, Series A, 6.5%, 1/1/2027	1,750,000	1,421,805
Nassau County, NY, Sewer & Storm Water Finance Authority System Revenue, Series B, 5.0%, 10/1/2023 (a)	500,000	480,215
New York, Higher Education Revenue, Dormitory Authority:
Series C, Prerefunded, 7.375%, 5/15/2010	215,000	221,379
Series C, 7.375%, 5/15/2010	230,000	244,798
Series B, Prerefunded, 7.5%, 5/15/2011	325,000	344,373
Series B, 7.5%, 5/15/2011	295,000	324,158
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016 (a)	900,000	985,779
6.0%, 7/1/2021 (a)	850,000	915,714
New York, Higher Education Revenue, Dormitory Authority, Green Chimneys School, Series A, 5.5%, 7/1/2018 (a)	1,375,000	1,405,566
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027 (a) (b)	3,000,000	3,147,330
New York, Higher Education Revenue, Dormitory Authority, Pace University:
6.5%, 7/1/2009 (a)	5,000	5,108
6.5%, 7/1/2011 (a)	760,000	806,611
6.5%, 7/1/2012 (a)	500,000	536,570
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science and Technology:
5.5%, 1/1/2015	4,500,000	4,907,250
5.5%, 1/1/2017	4,890,000	5,283,792
New York, Hospital & Healthcare Revenue, Dormitory Authority, Mt. Sinai School of Medicine, Series B, 5.7%, 7/1/2011 (a)	1,075,000	1,106,121
New York, Hospital & Healthcare Revenue, Dormitory Authority, Sloan Kettering Institute, Series C, 5.5%, 7/1/2023 (a)	3,000,000	2,984,970
New York, Housing Finance Agency, State University Construction, Series A, ETM, 8.0%, 5/1/2011	120,000	130,046
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016 (a)	1,185,000	1,245,565
Series C, 5.5%, 4/1/2017	4,000,000	4,219,600
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.25%, 4/1/2016 (a)	2,000,000	2,264,020
New York, Sales Tax Asset Receivable Corp.:
Series A, 5.0%, 10/15/2026 (a)	5,000,000	4,924,250
Series A, 5.0%, 10/15/2029 (a)	5,000,000	4,823,850
New York, Seneca Nation Indians, Capital Improvements Authority Revenue, Special Obligation, Series A, 144A, 5.25%, 12/1/2016	2,500,000	2,124,725
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016 (a)	1,100,000	1,174,921

Series A, 5.75%, 7/1/2009 (a)	440,000	447,682
5.75%, 7/1/2018 (a)	2,250,000	2,424,668
New York, State Agency Revenue Lease, Urban Development Corp., Correctional Facilities, Series A, 5.5%, 1/1/2014 (a)	2,000,000	2,099,760
New York, State Dormitory Authority Revenue, Series A-1, 5.0%, 8/15/2025 (a)	2,175,000	2,063,771
New York, State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series D, 5.0%, 8/15/2018 (a)	3,120,000	3,140,966
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023 (a)	3,000,000	2,673,390
New York, State Dormitory Authority Revenue, State Personal Income Tax, Series A, 5.0%, 3/15/2021 (b)	5,000,000	5,047,650
New York, State Dormitory Authority Revenue, State University Educational Facilities, 5.875%, 5/15/2017 (a)	2,325,000	2,540,551
New York, State Dormitory Authority Revenue, Non-State Supported Debt, NYU Hospital Center, Series B, 5.25%, 7/1/2024	1,000,000	746,780
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/1/2029	3,000,000	2,315,970
New York, State General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.75%, 7/1/2018 (a)	2,000,000	2,175,360
Series D, ETM, 7.0%, 7/1/2009	325,000	335,033
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016 (a)	80,000	93,138
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	2,260,000	2,479,875
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	6,000,000	6,018,960
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing, Series A, 5.0%, 9/15/2030 (a)	4,000,000	3,752,320
New York, State Thruway Authority Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2021 (a)	10,000,000	10,103,200
New York, State Urban Development Corp. Revenue, Series D, 5.625%, 1/1/2028	4,000,000	3,915,080
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series B, 5.0%, 3/15/2023	45,000	45,051
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	5,000,000	5,015,800
New York, Transportation/Tolls Revenue, General Improvements, Triborough Bridge and Tunnel Authority Revenue, Series B, 5.0%, 11/15/2021	6,000,000	6,036,300
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	7,205,000	8,262,694
New York, Water & Sewer Revenue, Environmental Facilities Corp., Riverbank State Park, 6.25%, 4/1/2012 (a)	3,695,000	3,910,086
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.5%, 6/15/2014	90,000	90,324
New York & New Jersey, Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2027 (a)	10,000,000	8,174,600
New York & New Jersey, Port Authority, One Hundred Forty-Sixth, AMT, 5.0%, 12/1/2021 (a)	5,930,000	5,185,370
New York City, NY, Housing Development Corp. Revenue, NYC Housing Authority Project, Series A, 5.0%, 7/1/2025 (a) (b)	2,100,000	1,956,297
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	1,658,880
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	3,500,000	2,418,360
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	1,440,280
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series A, 5.75%, 6/15/2040	4,000,000	4,024,080
New York, NY, Airport Revenue, Industrial Development Agency, Japan Air Lines, AMT, 6.0%, 11/1/2015 (a)	535,000	541,511
New York, NY, General Obligation, Series H, 5.125%, 8/1/2018 (a)	380,000	384,685
New York, NY, Project Revenue, Industrial Development Agency, YMCA Greater Project, 5.8%, 8/1/2016	965,000	995,224

New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	3,434,950
Niagara County, NY, General Obligation, 7.1%, 2/15/2011 (a)	500,000	548,540
Niagara County, NY, Industrial Development Revenue, Industrial Development Agency, Series D, 5.55%, 11/15/2024	3,760,000	3,248,978
Niagara Falls, NY, Other General Obligation, Water Treatment Plant, AMT, 7.25%, 11/1/2011 (a)	215,000	245,334
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015 (a)	10,720,000	11,022,304
North Babylon, NY, School District General Obligation, Unified Free School District, 5.25%, 1/15/2016 (a)	1,605,000	1,662,154
Oneida-Herkimer, NY, Resource Recovery Revenue, Solid Waste Management Authority:
5.5%, 4/1/2013 (a)	500,000	541,185
5.5%, 4/1/2014 (a)	1,000,000	1,089,760
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	2,000,000	1,612,780
5.7%, 1/1/2028	3,250,000	2,238,373
Shenendehowa, NY, School District General Obligation, Central School District, Clifton Park, 6.85%, 6/15/2009 (a)	350,000	361,281

		217,718,797
Puerto Rico 14.9%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	3,000,000	2,674,770
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,404,350
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue:
Series K, 5.0%, 7/1/2017	2,000,000	1,853,180
Series AA, 5.5%, 7/1/2016 (a)	2,410,000	2,344,376
Commonwealth of Puerto Rico, Public Improvement:
Series A, 5.5%, 7/1/2017 (a)	6,000,000	5,757,780
Series A, 5.5%, 7/1/2020 (a)	6,750,000	6,211,012
Puerto Rico, Electric Power Authority Revenue:
Series UU, 3.121% *, 7/1/2029 (a) (c)	10,000,000	5,750,000
6.0%, 7/1/2012 (a)	4,020,000	4,144,459
Puerto Rico, Municipal Finance Agency, Series A, 5.25%, 8/1/2024	2,500,000	2,146,950
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority, Series Z, 6.0%, 7/1/2018 (a) (b)	2,750,000	2,944,370
Puerto Rico, State General Obligation, Public Improvements, 5.5%, 7/1/2013 (a)	5,000,000	5,024,850

		40,256,097

Total Municipal Bonds and Notes (Cost $268,918,001)		257,974,894

Municipal Inverse Floating Rate Notes (d) 11.1%
New York
New York City, NY, Transitional Finance Authority Revenue, Series B, 5.0%, 11/1/2023 (e)	10,000,000	10,002,800
Trust: New York City, NY, Income Tax Revenue, Series 3283, 144A, 15.815%, 11/1/2023, Leverage Factor at purchase date: 4 to 1
New York, State Thruway Authority, Highway and Bridge Trust Fund, Series B, 5.0%, 4/01/2019 (a) (e)	10,000,000	10,302,950
Trust: New York, State Thruway Authority, Highway and Bridge Trust Fund, Series 1071-1, 144A, 8.32%, 4/1/2019, Leverage Factor at purchase date: 2 to 1
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023 (e)	9,900,000	9,907,623
Trust: New York, State Urban Development Corp. Revenue, Series 2887, 144A, 15.92%, 3/15/2023, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $31,278,480)		30,213,373

			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $300,196,481) †			106.2	288,188,267
Other Assets and Liabilities, Net			(6.2)	(16,834,281)

Net Assets			100.0	271,353,986

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $299,681,525. At November 30, 2008, net unrealized depreciation for all securities based on tax cost was $11,493,258. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,075,247 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,568,505.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of November 30, 2008.

(a)	Bond is insured by one of these companies:
Insurance Coverage				As a % of Total Investment Portfolio
Ambac Financial Group, Inc.				11.2
Financial Guaranty Insurance Co.				15.9
Financial Security Assurance, Inc.				14.3
MBIA Corp.				17.7
(b)	At November 30, 2008, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.
(c)	When-issued security.
(d)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(e)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At November 30, 2008, open interest rate swaps were as follows:
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Depreciation ($)

11/18/2008 11/18/2023	5,400,000[1]	Fixed — 5.261%	Floating — LIBOR	(1,368,153)
9/29/2008 9/29/2027	4,400,000[2]	Fixed — 5.555%	Floating — LIBOR	(1,526,280)
Total unrealized depreciation on interest rate swaps				(2,894,433)

Counterparties:
1			Goldman Sachs & Co.
2			JPMorgan Chase
LIBOR: Represents the London InterBank Offered Rate.

Fair Value Measurements

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ -	$ -
Level 2	288,188,267	(2,894,433)
Level 3	-	-
Total	$ 288,188,267	$ (2,894,433)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        January 14, 2009